Trade receivables and other current assets	6 Months Ended
Jun. 30, 2021
Subclassifications of assets, liabilities and equities [abstract]
Trade receivables and other current assets	Trade receivables and other current assets
8.1 TRADE RECEIVABLES

Trade receivables relate mainly to invoices issued to PharmaEngine in connection with the charging-back of shared external clinical research organization costs under the Company’s license and collaboration agreement with PharmaEngine.

As of June 30, 2021, trade receivables have been settled following the termination of the collaboration contract between Nanobiotix and PharmaEngine. (See Note 4 Significant transactions for more detail on the license and collaboration agreement).

	As of
(in thousands of euros)	June 30, 2021	December 31, 2020
Trade receivables	—	62
Trade receivables	—	62

8.2 OTHER CURRENT ASSETS

Other current assets break down as follows:

	As of
(in thousands of euros)	June 30, 2021	December 31, 2020
Research tax credit receivable	3,154	1,927
VAT receivable	1,129	971
Prepaid expenses	7,246	2,217
Other receivables	2,004	920
Other current assets	13,534	6,035

As of June 30, 2021, prepaid expenses mainly relate to research agreements for €7.2 million, including €4.4 million related to the Irish company ICON plc research agreement and €1.3 million related to MD Anderson agreement (see Note 4.4 Collaboration agreement with MD Anderson).

As of December 31, 2020, prepaid expenses mainly related to the MD Anderson research agreement for €1.6 million.

Other receivables mainly comprised advances paid to suppliers in the amounts of €1.4 million as of June 30, 2021, as compared to €805 thousand as of December 31, 2020.

Research tax credit

The change in research tax credit receivables breaks down as follows:

(in thousands of euros)
Receivable as of December 31, 2020	1,927
2021 research tax credit – Nanobiotix S.A. (1)	1,227
Receivable as of June 30, 2021	3,154

(1) See Note 15 Revenues and other income.